Material accounting policies (Policies)	12 Months Ended
Mar. 31, 2024
Material Accounting Policies
Basis of preparation

2.1 Basis of preparation

The consolidated financial statements for March 31, 2024 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.

The consolidated financial statements are prepared on historical cost basis, except for financial instruments that have been measured at fair value (refer accounting policy regarding financial instruments) .

The Accounting policies have been consistently applied by the Group for all the periods presented in these consolidated financial statements, except in relation to the new standards adopted on April 1, 2023 (Refer Note 2.2).

The consolidated financial statements of the Company for the year ended March 31, 2024 were authorized for issuance by the Parent Company’s board of directors on July 31, 2024.

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

New standards, interpretations and amendments adopted by the Group

2.2 New standards, interpretations and amendments adopted by the Group

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after April 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2, “Making Materiality Judgments”. The amendments provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The Company adopted the amendments to IAS 1 effective as of April 1, 2023. The amendments did not result in any changes in the accounting policies themselves, nor they had any impact on recognition, measurement or presentation of any items in these consolidated financial statements. However, they impacted the accounting policy information disclosed in note 2 of these consolidated financial statements.

Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, in which it introduced a new definition of ‘accounting estimates’. The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

These amendments had no impact in these consolidated financial statements.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

In May 2021, the IASB issued amendments to IAS 12 “Income Taxes”, which narrowed the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.

These amendments had no impact in these consolidated financial statements.

International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12

In May 2023, the IASB issued “International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)”, which amended IAS 12, “Income Taxes” to include affects arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”). The amendments give companies temporary relief from accounting for deferred tax impacts arising from the OECD international tax reform.

The amendments to IAS 12 introduced include:

● A mandatory temporary exception to the recognition and disclosure of deferred tax impacts arising from the jurisdictional implementation of the Pillar Two model rules; and

● Disclosure requirements for affected entities to help users of the consolidated financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation.

The mandatory temporary exception – the use of which is required to be disclosed – applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after January 1, 2023.

These amendments had no impact in these consolidated financial statements

Basis of consolidation

2.3 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Parent Company and its subsidiaries as disclosed in Note 6.

A subsidiary is an entity controlled by the Group. Control exists when the parent has power over the entity, is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity’s returns.

Subsidiaries are consolidated from the date on which the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. The financial statements of all subsidiaries are prepared for the same reporting period as that of the Company for consolidation purposes. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies and accounting period in line with those used by the Group. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Non-controlling interest is the equity in a subsidiary not attributable, directly or indirectly, to a parent. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the business combination and the non-controlling interests’ share of changes in equity since that date.

Profit or loss and each component of other comprehensive income/ loss (OCI) are attributed to the equity holders of the parent of the Group and to the Non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

When the proportion of the equity held by the non-controlling interest in a subsidiary changes, without loss of control, the Group adjusts the carrying amount of the controlling and non-controlling interests to reflect changes in their relative interests in the subsidiary. For this purpose, non-controlling interest is measured at proportionate share of the carrying amount of the net assets, including goodwill, if any, of the respective subsidiary. The Group recognises directly in the NCI Reserve any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, and attribute it to the owners of the parent. Any transaction costs incurred in connection for sale of non-controlling interest in a subsidiary without loss of control, are deducted from equity and allocated to non-controlling interest.

If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognised in profit or loss. Any investment retained is recognised at fair value.

Foreign currencies

2.4 Foreign currencies

The Group’s presentation currency is Indian national rupee (INR) as business activities of the Group are primarily located in India and carried through subsidiaries whose functional currency is INR.

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Parent Company’s functional currency is United States dollar (USD). The Group’s operations are conducted through the subsidiaries and equity accounted investee where the local currency is generally the functional currency. The financial statements of entities, whose functional currency is other than INR, are translated from their respective functional currencies into INR.

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into presentation currency at the rate of exchange prevailing at the reporting date and their statement of profit or loss and other comprehensive loss are translated at average exchange rates prevailing during the year ended March 31, 2024, March 31, 2023 and March 31, 2022, except for transactions where there is a significant difference in the average exchange rate and exchange rate on the date of transaction, in which cases, the transactions are reported using rate of that date. The exchange differences arising on translation for consolidation are recognized in OCI and accumulated in equity under the head Foreign currency translation reserve. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transactions first qualify for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Convenience translation

The consolidated financial statements are stated in thousands of INR. However, solely for the convenience of the readers, the consolidated statement of financial position as at March 31, 2024, the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2024 and consolidated statement of cash flows for year ended March 31, 2024 were converted into USD at the exchange rate of 84.34 INR per USD, which is based on the noon buying rate as at March 31, 2024, in The City of New York for cable transfers of Indian rupees as certified for customs purposes by the Federal Reserve Bank of New York. This arithmetic conversion should not be construed as representation that the amounts expressed in INR may be converted into USD at that exchange rate as well as that such numbers are in compliance as per the requirements of IFRS. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

2.5 Summary of material accounting policies

Current versus non-current classification

Current versus non-current classification

The Group segregates assets and liabilities into current and non-current categories for presentation in the statement of financial position after considering its normal operating cycle and other criteria set out in IAS 1, “Presentation of financial statements”. For this purpose, current assets and liabilities include current portion of non-current assets and liabilities respectively. Deferred tax assets and liabilities are always classified as non-current.

The operating cycle is the time between the acquisition of assets for processing and their realization / settlement in cash and cash equivalents. The Group has identified period upto twelve months as its operating cycle for classification of their current assets and liabilities.

Joint ventures

Joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.

The Group’s investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in the joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. The profit or loss reflects the Group’s share of the results of operations of the joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as that of the Group.

At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss as ‘Share of loss of a joint venture’ in profit or loss.

When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the joint venture), the Group discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture. At each reporting date, Group true-up its obligation to contribute towards the share of cumulative loss of the Joint venture, and reversal, if any, arising is recognised as the gain under ‘Share of loss of a joint venture’ in profit or loss.

Business combinations and goodwill

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value. Identifiable assets and liabilities of acquirer are separately measured at fair value. Acquisition-related costs are expensed as incurred in profit or loss.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for Non-controlling Interest over the fair value of the identifiable net assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s Cash Generating Units (CGUs) or group of CGUs (refer to Note 20) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss and recognized in statement of profit or loss.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Revenue from contracts with customers

Revenue from contracts with customers

We recognize revenue when we satisfy a performance obligation by transferring control of the promised services to a customer in an amount that reflects the consideration that we expect to receive in exchange for those services. When we act as an agent in the transaction under IFRS 15, we recognize revenue only for our commission on the arrangement. The Group has concluded that it is acting as agent in case of sale of airline tickets, hotel bookings, sale of rail and bus tickets as the supplier is primarily responsible for providing the underlying travel services and the Group does not control the service provided by the supplier to the traveler and as principal in case of sale of holiday packages since the group controls the services before such services are transferred to the traveler.

The Group provides travel products and services to leisure customers (B2C-Business to Consumer), corporate travelers (B2E-Business to Enterprise) and B2B2C (Business to Business to Consumer) travel agents in India and abroad. The revenue from rendering these services is recognized in profit or loss once the services are rendered. This is generally the case 1) on issuance of ticket in case of sale of airline tickets 2) on date of hotel booking and 3) on the date of completion of outbound and inbound tours and packages.

The application of our revenue recognition policies and a description of our principal activities, organized by segment, from which we generate our revenue, are presented below.

Air Ticketing

We receive commissions or service fees from the travel supplier/bank and/or travelling customer. Revenue from the sale of airline tickets is recognized as an agent on a net commission earned basis. Revenue from service fee is recognized on earned basis. Performance obligation in this regard is satisfied on issuance of airline ticket to the traveler. We record a allowance for cancellations at the time of the transaction based on historical experience and restrict revenue recognition only to the extent that it is highly probable that a significant reversal of revenue will not occur in future periods.

We receive upfront fee from Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on their website or other distribution channels to travel agents for using their system. The upfront fees is recognised as revenue for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement, in both cases using such GDS platforms, and the balance amount is recognized as deferred revenue.

We earn incentives from airlines if specific targets are achieved over a period of time. Such incentives are treated as variable consideration and the Group estimates the amount of consideration to which it will be entitled in exchange for services at the contract inception date and at each reporting date using either the most likely amount method or the expected value method, depending on which method the Group expects to better predict the amount of consideration to which it will be entitled. The most likely amount is used for those contracts with a single volume threshold, while the expected value method is used for those with more than one volume threshold. The Group includes estimated variable consideration in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The disclosures of significant estimates and assumptions relating to the estimation of variable consideration are provided in Note 8.

Hotels and Packages

Revenue from hotel reservation is recognized as an agent on a net commission earned basis. Revenue from service fee from customer is recognized on earned basis. The performance obligation is satisfied on the date of hotel booking. We record an allowance for cancellations at the time of booking on this revenue based on historical experience and restrict revenue recognition only to the extent that it is highly probable that a significant reversal of revenue will not occur in future periods.

Revenue from packages are accounted for on a gross basis as the Group controls the services before such services are transferred to the traveler and is determined to be the primary obligor in the arrangement. The Group recognises revenue from such packages on the date of completion of outbound and inbound tours and packages. Cost of delivering such services includes cost of hotels, airlines and package services and is disclosed as service cost.

Other Services

Revenue from other services primarily comprises of revenue from sale of rail and bus tickets and revenue from freight forwarding services. Revenue from the sale of rail and bus tickets is recognized as an agent on a net commission earned basis on the date of booking of ticket, net of allowance for cancellations at the time of the transaction based on historical experience. Revenue related to freight forwarding services is recognized at the time of departure of the cargo at the origin in case of exports and in case of Imports, revenue is recognized on the basis of arrival dates. We act as an agent; accordingly, we recognize revenue only for our commission on the arrangement.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Others

Revenue from other, primarily comprising advertising revenue and fees for facilitating website access to travel insurance companies are being recognized as the services are being performed as per the terms of the agreements with respective suppliers.

Revenue is recognized net of allowances for cancellations, refunds during the period and taxes.

The Group provides loyalty programs under which participating customers earn loyalty points on current transactions that can be redeemed for future qualifying transactions. Under its customer loyalty programs, the Group allocates a portion of the consideration received to loyalty points that are redeemable against any future purchases of the Group’s services. This allocation is based on the relative stand-alone selling prices. The amount allocated to the loyalty program is deferred, and is recognised as revenue when loyalty points are redeemed or the likelihood of the customer redeeming the loyalty point become remote.

The Group incurs certain marketing and sales promotion expenses which get reduced from revenue. This includes the cost for upfront cash incentives to the end users and loyalty programs as incurred for customer inducement and acquisition for promoting transactions across various booking platforms.

Contract balances

Contract balances

Contract assets

A contract asset is recognised for the right to consideration in exchange for services transferred to the customer if receipt of such consideration is conditional on completion of further activities/ services, i.e., the Group does not have an unconditional right to receive consideration (refer to Note 8).

Trade receivables

A receivable is recognised if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due) (refer to Note 26).

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities, disclosed as deferred revenue, are recognized as revenue when the Group performs under the contract (refer to Note 8).

Marketing and sales promotion expenses

Marketing and sales promotion expenses

Marketing and sales promotion expenses primarily comprise of online, television, radio and print media advertisement costs as well as event driven promotion cost for the Group’s products and services. Such costs are the amounts paid to or accrued towards advertising agencies or direct service providers for advertising on websites, television, print formats, search engine marketing and any other media. Advertising and business promotion costs are recognized when incurred.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Finance income and costs

Finance income and costs

Finance income comprises interest income on term deposits. Interest income is recognized as it accrues in profit or loss,using the effective interest rate method (EIR).

Finance cost comprises interest expense on borrowings, interest expense on lease liability and unwinding of other financial liabilities. Interest expense is recognized in profit or loss using EIR.

Taxes

Taxes

Current tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Group operates and generate taxable income.

Current income tax relating to items recognized outside profit or loss is recognised outside profit or loss (either in other comprehensive income or in equity). Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses, except:

● When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, (i) affects neither the accounting profit nor taxable profit or loss and (ii) and does not give rise to equal taxable and deductible temporary differences.

● In respect of deductible temporary differences associated with investments in subsidiaries and interests in joint arrangements, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognised for all taxable temporary differences, except:

● When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, (i) affects neither the accounting profit nor taxable profit or loss and (ii) and does not give rise to equal taxable and deductible temporary differences.

● In respect of taxable temporary differences associated with investments in subsidiaries and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognised outside profit or loss (either in other comprehensive income or in equity). Deferred tax items are recognized, in correlation to the underlying transaction either in other comprehensive income/loss or directly in equity.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxation authority

Minimum Alternative Tax

Minimum alternate tax (MAT) paid in a year is charged to the statement of profit and loss as current tax for the year. The deferred tax asset is recognised for MAT credit available only to the extent that it is probable that the concerned company will pay normal income tax during the specified period, i.e., the period for which MAT credit is allowed to be carried forward, and MAT Credit asset can be recovered. In the year in which the company recognizes MAT credit as an asset, it is created by way of credit to the statement of profit and loss and shown as part of deferred tax asset. The company reviews the “MAT credit entitlement” asset at each reporting date and writes down the asset to the extent that it is no longer probable that it will pay normal tax during the specified period.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in profit or loss as incurred.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss when the asset is derecognized.

Depreciation is calculated on straight line basis using the rates arrived at based on the estimated useful lives of the assets as follows:

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	3 - 7 years

Leasehold improvements are amortized over the lower of primary lease period or economic useful life.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight-line basis over their useful lives) and accumulated impairment losses, if any.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

●	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale
●	Its intention to complete and its ability and intention to use or sell the asset
●	How the asset will generate future economic benefits
●	The availability of resources to complete the asset
●	The ability to measure reliably the expenditure during development

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses, if any. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit in profit or loss. During the period of development, the asset is tested for impairment annually.

Internally generated intangibles, excluding capitalized development costs, are not capitalized. Instead, the related expenditure is recognized in profit or loss in the period in which the expenditure is incurred.

Intangible assets with finite life are amortized over the useful economic life on straight line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset is reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets is recognized in profit or loss.

Intangible assets are amortized as below:

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 10 years

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Right-of-use assets

The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and accumulated impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

●	Buildings 3 to 9 years
●	Others 3 to 5 years

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment. Refer “Impairment of non-financial assets” policy.

Lease liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

Refer to Note 43 for disclosures on leases.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i) Financial assets

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined as per IFRS 15.

Subsequent measurement

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired

The Group’s financial assets at amortized cost includes trade receivables, term deposits, security deposits and employee loans. For more information on receivables, refer to Note 26. The Group does not have material financial assets classified under other categories.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired

Or

●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass- through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets

The Group recognized an allowance for expected credit losses (ECLs) for all financial assets which are debts instruments and not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings or payables, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, interest-bearing borrowings including bank overdrafts and share warrants.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include share warrants for which gain or loss is routed through profit or loss.

Loans and borrowing

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. The EIR amortization is included as finance costs in profit or loss. This category applies to interest-bearing borrowings, trade and other payables.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Fair value measurement

The Group measures financial instruments, at fair value such as warrants etc. at each balance sheet date. The Group also discloses fair value of financial instruments and certain other assets and liabilities in notes.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

● In the principal market for the asset or liability

Or

● In the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by the Group.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Fair-value related disclosures for financial instruments that are measured at fair value or where fair values are disclosed, are summarised in the note no 7.

Treasury shares

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

Cash and cash equivalents

Cash and cash equivalents

Cash and short-term deposits in the statement of financial position comprise cash at banks, payment gateways and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is determined on FIFO (First in First out) basis and net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Inventories include tickets for amusement parks and attractions.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Impairment of non-financial assets

Impairment of non-financial assets

Assets that have an indefinite useful life and goodwill are not subject to amortization and are tested at least annually or when there are indicators that an asset may be impaired, for impairment. Assets that are subject to depreciation and amortization are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Such circumstances include, though are not limited to, significant or sustained decline in revenues or earnings and material adverse changes in the economic environment.

Impairment test for goodwill is performed at the level of each CGU or groups of CGUs expected to benefit from acquisition-related synergies and represent the lowest level within the entity at which the goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment.

An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount of an asset is the greater of its fair value less costs to sell and value in use. To calculate value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market rates and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Fair value less costs to sell is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, less the costs of disposal. Impairment losses, if any, are recognized in profit or loss as a component of depreciation and amortization expense.

Provisions and contingencies

Provisions and contingencies

Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, that is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in profit or loss.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognised as a finance cost.

Contingent liabilities are recognized at their fair value only, if they were assumed as part of a business combination. Contingent assets are not recognized. However, when the realization of income is virtually certain, then the related asset is no longer a contingent asset, and is recognized as an asset. Information on contingent liabilities is disclosed in the notes to the consolidated financial statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

Employment benefit plan

Employment benefit plan

The Group’s post-employment benefits include defined benefits plan and defined contribution plans. The Group also provides other benefits in the form of deferred compensation and compensated absences.

Under the defined benefit retirement plan, the Group provides benefit in the form of Gratuity under the Payment of Gratuity Act 1972 (India). Under the plan, a lump sum payment is made to eligible employees at retirement or termination of employment based on respective employee’s salary and years of service with the Group.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognized as an asset or liability in the statement of financial position. Scheme liabilities are calculated using the projected unit credit method and applying the principal actuarial assumptions as at the date of statement of financial position. Plan assets are assets that are qualifying insurance policies.

All expenses, excluding remeasurements of the net defined benefit liability (asset), in respect of defined benefit plans are recognized in profit or loss as incurred. Remeasurement, comprising actuarial gains and losses and the return on the plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)), are recognized immediately in the statement of financial position with a corresponding debit or credit to retained earnings through OCI (Other comprehensive income) in the period in which they occurred. The remeasurements are not re-classified to profit or loss in subsequent years.

The Group’s contribution to defined contribution plans are recognized in profit or loss as and when the services are rendered by employees. The Group has no further obligations under these plans beyond its periodic contributions.

The employees of the Group are entitled to compensated absences. The employees can carry forward up to the specified portion of the unutilized accumulated compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Group records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Group measures the expected cost of compensated absences as the additional amount that the Group expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Group recognizes accumulated compensated absences based on actuarial valuation. Any actuarial gains or losses are recognized in OCI (Other comprehensive income) in the period in which they arise. Non-accumulating compensated absences are recognized in the period in which the absences occur.

Share-based payments / Restricted stock units (RSUs)

Share-based payments / Restricted stock units (RSUs)

Employees (including senior executives) of the Group receive part of their remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is determined at the fair value at the date when the grant is made using Black-Scholes valuation model, further details of which are given in Note 30.

That cost is recognized in employee benefits expense, together with a corresponding increase in equity (other capital reserves), over the period in which the service conditions and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service conditions and performance conditions, if any, are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest because service conditions have not been met.

Earnings (loss) per share

Earnings (loss) per share

The Group’s Earnings (Loss) per Share (‘EPS’) is determined based on the net profit/(loss) attributable to the shareholders’ of the parent company. Basic EPS is computed using the weighted average number of shares outstanding during the year.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Diluted EPS is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the year including, share options and warrants (using the treasury stock method for options and warrants), except where the result would be anti-dilutive.

If the number of ordinary or potential ordinary shares outstanding increase as a result of a capitalization, bonus issue or share split, or decrease as a result of a reverse share split, the calculation of basic and diluted earnings per share for all periods presented is adjusted respectively, further details of which are given in Note 18.